Segment reporting - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
ASSETS
Vessels	$ 2,967,787	$ 2,865,308
Assets under construction	181,293	207,069
Right-of-use assets	29,001	52,955	$ 58,908	$ 87,600
Other tangible assets	1,218	1,759
Intangible assets	186	161
Receivables	55,639	55,054
Investments in equity accounted investees (Note 25)	72,446	51,703
Deferred tax assets	1,546	1,357
Total non-current assets	3,309,116	3,235,366
Total current assets	459,407	451,873
TOTAL ASSETS	3,768,523	3,687,239
EQUITY and LIABILITIES
Total equity	1,960,582	2,311,786
Bank and other loans	1,175,835	836,318
Other notes	196,895	198,279
Other borrowings	86,198	100,056
Lease liabilities	16,759	21,172
Other payables	3,490	6,893
Deferred tax liabilities	0	0
Employee benefits	6,839	7,987	$ 8,094
Provisions	892	1,154
Total non-current liabilities	1,486,908	1,171,859
Total current liabilities	321,033	203,594
TOTAL EQUITY and LIABILITIES	3,768,523	3,687,239
Operating segments | Tankers
ASSETS
Vessels	2,975,392	2,875,348
Assets under construction	181,293	207,069
Right-of-use assets	29,001	52,955
Other tangible assets	1,218	1,759
Intangible assets	186	161
Receivables	46,251	46,419
Investments in equity accounted investees (Note 25)	4,653	2,822
Deferred tax assets	1,546	1,357
Total non-current assets	3,239,540	3,187,890
Total current assets	459,864	453,009
TOTAL ASSETS	3,699,404	3,640,899
EQUITY and LIABILITIES
Total equity	1,891,483	2,264,271
Bank and other loans	1,175,835	836,318
Other notes	196,895	198,279
Other borrowings	86,198	100,056
Lease liabilities	16,759	21,172
Other payables	3,490	6,893
Deferred tax liabilities	0	0
Employee benefits	6,839	7,987
Provisions	892	1,154
Total non-current liabilities	1,486,908	1,171,859
Total current liabilities	321,013	204,769
TOTAL EQUITY and LIABILITIES	3,699,404	3,640,899
Operating segments | FSO
ASSETS
Vessels	105,350	115,248
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	0	0
Investments in equity accounted investees (Note 25)	0	0
Deferred tax assets	0	0
Total non-current assets	105,350	115,248
Total current assets	10,478	10,182
TOTAL ASSETS	115,828	125,430
EQUITY and LIABILITIES
Total equity	69,099	47,515
Bank and other loans	11,465	36,237
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	0	242
Deferred tax liabilities	10,535	11,525
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	22,000	48,004
Total current liabilities	24,729	29,911
TOTAL EQUITY and LIABILITIES	115,828	125,430
Equity-accounted investees
ASSETS
Vessels	112,955	125,288
Assets under construction	0	0
Right-of-use assets	0	0
Other tangible assets	0	0
Intangible assets	0	0
Receivables	(9,388)	(8,635)
Investments in equity accounted investees (Note 25)	(67,793)	(48,881)
Deferred tax assets	0	0
Total non-current assets	35,774	67,772
Total current assets	10,935	11,318
TOTAL ASSETS	46,709	79,090
EQUITY and LIABILITIES
Total equity	0	0
Bank and other loans	11,465	36,237
Other notes	0	0
Other borrowings	0	0
Lease liabilities	0	0
Other payables	0	242
Deferred tax liabilities	10,535	11,525
Employee benefits	0	0
Provisions	0	0
Total non-current liabilities	22,000	48,004
Total current liabilities	24,709	31,086
TOTAL EQUITY and LIABILITIES	$ 46,709	$ 79,090